Commitment and Contingencies - Schedule of Product Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 17	$ 13
Additional provision	17	16
Reversal and utilization	(15)	(12)
Ending balance	$ 19	$ 17